Distribution Date:	07/17/26	Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1
Determination Date:	07/13/26
Next Distribution Date:	08/17/26
Record Date:	06/30/26	Commercial Mortgage Pass Through Certificates
Series 2025-5C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		Attention: Jane Lam	jane.lam@morganstanley.com;
				cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
Exchangeable Certificate Detail	5	Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Factor Detail	6		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Additional Information	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Bond / Collateral Reconciliation - Balances	9		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com
Current Mortgage Loan and Property Stratification	10-14		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	15-16	Trustee	Computershare Trust Company, N.A.
Mortgage Loan Detail (Part 2)	17-18		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Principal Prepayment Detail	19		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Detail	20	Operating Advisor & Asset	BellOak, LLC
Delinquency Loan Detail	21	Representations Reviewer
			Attention: Reporting	Reporting@belloakadvisors.com
Collateral Stratification and Historical Detail	22
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Specially Serviced Loan Detail - Part 1	23
		Special Servicer	Argentic Services Company LP
Specially Serviced Loan Detail - Part 2	24		Andrew Hundertmark	ahundertmark@argenticservices.com
Modified Loan Detail	25		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Historical Liquidated Loan Detail	26	Directing Certificateholder	Argentic Securities Income USA 2 LLC
Historical Bond / Collateral Loss Reconciliation Detail	27		-
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61778GAA4	4.916000%	430,000.00	318,402.10	318,402.10	1,304.39	0.00	0.00	319,706.49	0.00	0.00%	30.00%
A-2	61778GAB2	4.913000%	138,675,000.00	138,675,000.00	2,190,175.37	567,758.56	0.00	0.00	2,757,933.93	136,484,824.63	30.08%	30.00%
A-3	61778GAE6	5.635000%	515,121,000.00	515,121,000.00	0.00	2,418,922.36	0.00	0.00	2,418,922.36	515,121,000.00	30.08%	30.00%
A-S	61778GAM8	6.011000%	96,966,000.00	96,966,000.00	0.00	485,718.86	0.00	0.00	485,718.86	96,966,000.00	19.68%	19.63%
B	61778GAS5	6.513000%	47,898,000.00	47,898,000.00	0.00	259,966.39	0.00	0.00	259,966.39	47,898,000.00	14.54%	14.50%
C	61778GAX4	6.637489%	35,048,000.00	35,048,000.00	0.00	193,858.94	0.00	0.00	193,858.94	35,048,000.00	10.78%	10.75%
D	61778GBG0	4.000000%	19,861,000.00	19,861,000.00	0.00	66,203.33	0.00	0.00	66,203.33	19,861,000.00	8.65%	8.63%
E	61778GBJ4	4.000000%	9,346,000.00	9,346,000.00	0.00	31,153.33	0.00	0.00	31,153.33	9,346,000.00	7.65%	7.63%
F	61778GBL9	4.000000%	19,860,000.00	19,860,000.00	0.00	66,200.00	0.00	0.00	66,200.00	19,860,000.00	5.52%	5.50%
G-RR	61778GBN5	6.637489%	11,683,000.00	11,683,000.00	0.00	64,621.49	0.00	0.00	64,621.49	11,683,000.00	4.26%	4.25%
H-RR	61778GBQ8	6.637489%	39,721,352.00	39,721,352.00	0.00	203,339.79	0.00	0.00	203,339.79	39,721,352.00	0.00%	0.00%
V	61778GBT2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61778GBU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			934,609,352.00	934,497,754.10	2,508,577.47	4,359,047.44	0.00	0.00	6,867,624.91	931,989,176.63

X-A	61778GAK2	1.155906%	654,226,000.00	654,114,402.10	0.00	630,079.19	0.00	0.00	630,079.19	651,605,824.63
X-B	61778GAL0	0.370798%	179,912,000.00	179,912,000.00	0.00	55,592.47	0.00	0.00	55,592.47	179,912,000.00
X-D	61778GBC9	2.637489%	29,207,000.00	29,207,000.00	0.00	64,194.29	0.00	0.00	64,194.29	29,207,000.00
X-F	61778GBE5	2.637489%	19,860,000.00	19,860,000.00	0.00	43,650.45	0.00	0.00	43,650.45	19,860,000.00
Notional SubTotal			883,205,000.00	883,093,402.10	0.00	793,516.40	0.00	0.00	793,516.40	880,584,824.63

Deal Distribution Total					2,508,577.47	5,152,563.84	0.00	0.00	7,661,141.31

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61778GAA4	740.47000000	740.47000000	3.03346512	0.00000000	0.00000000	0.00000000	0.00000000	743.50346512	0.00000000
A-2	61778GAB2	1,000.00000000	15.79358478	4.09416665	0.00000000	0.00000000	0.00000000	0.00000000	19.88775143	984.20641522
A-3	61778GAE6	1,000.00000000	0.00000000	4.69583333	0.00000000	0.00000000	0.00000000	0.00000000	4.69583333	1,000.00000000
A-S	61778GAM8	1,000.00000000	0.00000000	5.00916672	0.00000000	0.00000000	0.00000000	0.00000000	5.00916672	1,000.00000000
B	61778GAS5	1,000.00000000	0.00000000	5.42749990	0.00000000	0.00000000	0.00000000	0.00000000	5.42749990	1,000.00000000
C	61778GAX4	1,000.00000000	0.00000000	5.53124115	0.00000000	0.00000000	0.00000000	0.00000000	5.53124115	1,000.00000000
D	61778GBG0	1,000.00000000	0.00000000	3.33333317	0.00000000	0.00000000	0.00000000	0.00000000	3.33333317	1,000.00000000
E	61778GBJ4	1,000.00000000	0.00000000	3.33333298	0.00000000	0.00000000	0.00000000	0.00000000	3.33333298	1,000.00000000
F	61778GBL9	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
G-RR	61778GBN5	1,000.00000000	0.00000000	5.53124112	0.00000000	0.00000000	0.00000000	0.00000000	5.53124112	1,000.00000000
H-RR	61778GBQ8	1,000.00000000	0.00000000	5.11915581	0.41208542	2.16090580	0.00000000	0.00000000	5.11915581	1,000.00000000
V	61778GBT2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61778GBU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61778GAK2	999.82941996	0.00000000	0.96309103	0.00000000	0.00000000	0.00000000	0.00000000	0.96309103	995.99499963
X-B	61778GAL0	1,000.00000000	0.00000000	0.30899812	0.00000000	0.00000000	0.00000000	0.00000000	0.30899812	1,000.00000000
X-D	61778GBC9	1,000.00000000	0.00000000	2.19790769	0.00000000	0.00000000	0.00000000	0.00000000	2.19790769	1,000.00000000
X-F	61778GBE5	1,000.00000000	0.00000000	2.19790785	0.00000000	0.00000000	0.00000000	0.00000000	2.19790785	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	06/01/26 - 06/30/26	30	0.00	1,304.39	0.00	1,304.39	0.00	0.00	0.00	1,304.39	0.00
A-2	06/01/26 - 06/30/26	30	0.00	567,758.56	0.00	567,758.56	0.00	0.00	0.00	567,758.56	0.00
A-3	06/01/26 - 06/30/26	30	0.00	2,418,922.36	0.00	2,418,922.36	0.00	0.00	0.00	2,418,922.36	0.00
A-S	06/01/26 - 06/30/26	30	0.00	485,718.86	0.00	485,718.86	0.00	0.00	0.00	485,718.86	0.00
B	06/01/26 - 06/30/26	30	0.00	259,966.40	0.00	259,966.40	0.00	0.00	0.00	259,966.39	0.00
C	06/01/26 - 06/30/26	30	0.00	193,858.94	0.00	193,858.94	0.00	0.00	0.00	193,858.94	0.00
D	06/01/26 - 06/30/26	30	0.00	66,203.33	0.00	66,203.33	0.00	0.00	0.00	66,203.33	0.00
E	06/01/26 - 06/30/26	30	0.00	31,153.33	0.00	31,153.33	0.00	0.00	0.00	31,153.33	0.00
F	06/01/26 - 06/30/26	30	0.00	66,200.00	0.00	66,200.00	0.00	0.00	0.00	66,200.00	0.00
X-A	06/01/26 - 06/30/26	30	0.00	630,079.19	0.00	630,079.19	0.00	0.00	0.00	630,079.19	0.00
X-B	06/01/26 - 06/30/26	30	0.00	55,592.47	0.00	55,592.47	0.00	0.00	0.00	55,592.47	0.00
X-D	06/01/26 - 06/30/26	30	0.00	64,194.29	0.00	64,194.29	0.00	0.00	0.00	64,194.29	0.00
X-F	06/01/26 - 06/30/26	30	0.00	43,650.45	0.00	43,650.45	0.00	0.00	0.00	43,650.45	0.00
G-RR	06/01/26 - 06/30/26	30	0.00	64,621.49	0.00	64,621.49	0.00	0.00	0.00	64,621.49	0.00
H-RR	06/01/26 - 06/30/26	30	69,083.39	219,708.38	0.00	219,708.38	16,368.59	0.00	0.00	203,339.79	85,834.10
Totals			69,083.39	5,168,932.44	0.00	5,168,932.44	16,368.59	0.00	0.00	5,152,563.84	85,834.10

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-2-2	61778GAD8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X1	61778GBW5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X2	61778GBY1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Exchangeable Certificate Details
A-2 (EC)	N/A	4.913000%	138,675,000.00	138,675,000.00	2,190,175.37	567,758.56	0.00	0.00	2,757,933.93	136,484,824.63
A-2-1	61778GAC0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (EC)	N/A	5.635000%	515,121,000.00	515,121,000.00	0.00	2,418,922.36	0.00	0.00	2,418,922.36	515,121,000.00
A-3-1	61778GAF3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	61778GAG1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	61778GAH9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	61778GAJ5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	6.011000%	96,966,000.00	96,966,000.00	0.00	485,718.86	0.00	0.00	485,718.86	96,966,000.00
A-S -1	61778GAN6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	61778GAP1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	61778GAQ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	61778GAR7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	6.513000%	47,898,000.00	47,898,000.00	0.00	259,966.39	0.00	0.00	259,966.39	47,898,000.00
B-1	61778GAT3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	61778GAU0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	61778GAV8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	61778GAW6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	6.637489%	35,048,000.00	35,048,000.00	0.00	193,858.94	0.00	0.00	193,858.94	35,048,000.00
C-1	61778GAY2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	61778GAZ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	61778GBA3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	61778GBB1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			833,708,000.00	833,708,000.00	2,190,175.37	3,926,225.11	0.00	0.00	6,116,400.48	831,517,824.63

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-2-1	61778GAC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-1	61778GAF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	61778GAG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S -1	61778GAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	61778GAP1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	61778GAT3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	61778GAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	61778GAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	61778GAZ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	61778GAH9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	61778GAJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	61778GAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	61778GAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	61778GAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	61778GAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	61778GBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	61778GBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	7,661,141.31
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,183,062.91	Master Servicing Fee	4,544.05
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,849.78
Interest Adjustments	(3,192.29)	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	389.37
ARD Interest	0.00	Operating Advisor Fee	1,129.18
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	218.05
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,179,870.62	Total Fees	14,130.44

Principal		Expenses/Reimbursements
Scheduled Principal	8,577.47	Reimbursement for Interest on Advances	155.47
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,020.83
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	2,500,000.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,508,577.47	Total Expenses/Reimbursements	13,176.30

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,152,563.84
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,508,577.47
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	7,661,141.31
Total Funds Collected	7,688,448.09	Total Funds Distributed	7,688,448.05

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	934,497,754.24	934,497,754.24	Beginning Certificate Balance	934,497,754.10
(-) Scheduled Principal Collections	8,577.47	8,577.47	(-) Principal Distributions	2,508,577.47
(-) Unscheduled Principal Collections	2,500,000.00	2,500,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	931,989,176.77	931,989,176.77	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	934,497,754.24	934,497,754.24	Ending Certificate Balance	931,989,176.63
Ending Actual Collateral Balance	931,989,176.77	931,989,176.77

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.14)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.14)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.64%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$10,000,000 or less	18	97,492,976.77	10.46%	43	6.5923	1.386909	1.29 or less	20	521,886,200.00	56.00%	43	6.6754	1.142855
$10,000,001 to $20,000,000	9	148,196,200.00	15.90%	43	6.7344	1.297070	1.30 to 1.39	7	98,700,000.00	10.59%	43	6.9134	1.350712
$20,000,001 to $30,000,000	7	176,700,000.00	18.96%	43	6.6821	1.630956	1.40 to 1.59	8	154,950,000.00	16.63%	43	6.5024	1.462999
$30,000,001 to $60,000,000	8	366,600,000.00	39.34%	43	6.8000	1.232905	1.60 to 1.79	5	89,572,976.77	9.61%	41	6.8695	1.744312
$60,000,001 to $75,000,000	2	143,000,000.00	15.34%	44	6.2159	1.211049	1.80 to 1.99	2	41,380,000.00	4.44%	44	6.6200	1.832334
$75,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.00 or greater	2	25,500,000.00	2.74%	42	5.4997	2.050000
Totals	44	931,989,176.77	100.00%	43	6.6559	1.331333	Totals	44	931,989,176.77	100.00%	43	6.6559	1.331333
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	14	215,631,568.63	23.14%	43	7.0904	1.306258
							Industrial	4	115,761,000.00	12.42%	44	6.9034	1.217334
Delaware	1	14,000,000.00	1.50%	42	6.8000	1.280000
							Lodging	4	62,519,176.77	6.71%	42	7.4023	1.095601
Florida	5	30,539,000.00	3.28%	43	6.7256	1.230387
							Mixed Use	12	105,461,764.71	11.32%	43	6.1544	1.460290
Georgia	1	2,124,047.68	0.23%	41	6.4000	1.700000
							Mobile Home Park	8	42,839,000.00	4.60%	43	6.2059	1.235995
Illinois	3	126,671,000.00	13.59%	44	5.8840	1.288953
							Multi-Family	11	273,710,000.00	29.37%	44	6.3400	1.279324
Indiana	2	61,200,000.00	6.57%	44	6.9122	1.346242
							Office	8	116,078,235.29	12.45%	43	7.0055	1.516487
Massachusetts	3	122,804,313.72	13.18%	44	6.6360	1.234795
							Retail	20	215,620,000.00	23.14%	42	6.8539	1.383097
Missouri	1	15,870,755.75	1.70%	44	7.0900	1.240000
							Totals	67	931,989,176.77	100.00%	43	6.6559	1.331333
New York	24	179,586,714.35	19.27%	42	6.5560	1.510014

Ohio	2	11,182,214.74	1.20%	37	6.7448	1.636879

Pennsylvania	1	5,000,000.00	0.54%	43	6.2800	1.320000

Tennessee	1	14,129,244.25	1.52%	44	7.0900	1.240000

Texas	6	119,286,200.00	12.80%	44	6.6188	1.242475

Virginia	1	2,350,000.00	0.25%	42	6.2800	1.110000

Washington	1	5,114,117.65	0.55%	43	5.9116	1.440000

Wisconsin	1	6,500,000.00	0.70%	42	6.9850	1.730000

Totals	67	931,989,176.77	100.00%	43	6.6559	1.331333

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	6.4999% or less	17	288,650,000.00	30.97%	43	5.8828	1.406456	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.5000% to 6.7499%	6	133,990,000.00	14.38%	44	6.5826	1.436867	13 months to 24 months	44	931,989,176.77	100.00%	43	6.6559	1.331333
	6.7500% to 7.2499%	13	312,602,976.77	33.54%	43	6.8937	1.258593	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	7.2500% or greater	8	196,746,200.00	21.11%	43	7.4621	1.264819	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	931,989,176.77	100.00%	43	6.6559	1.331333	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	931,989,176.77	100.00%	43	6.6559	1.331333
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	55 months or less	44	931,989,176.77	100.00%	43	6.6559	1.331333	Interest Only	43	923,166,200.00	99.05%	43	6.6541	1.328574
	56 months	0	0.00	0.00%	0	0.0000	0.000000	351 months or less	1	8,822,976.77	0.95%	36	6.8370	1.620000
	57 months	0	0.00	0.00%	0	0.0000	0.000000	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	58 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	44	931,989,176.77	100.00%	43	6.6559	1.331333
	59 months	0	0.00	0.00%	0	0.0000	0.000000
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	931,989,176.77	100.00%	43	6.6559	1.331333
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	3,360,000.00	0.36%	44	6.5900	1.330000			No outstanding loans in this group
	12 months or less	43	928,629,176.77	99.64%	43	6.6561	1.331338
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	931,989,176.77	100.00%	43	6.6559	1.331333
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1	30323045	MF	Chicago	IL	Actual/360	5.560%	338,233.33	0.00	0.00	N/A	03/07/30	--	73,000,000.00	73,000,000.00	07/07/26
1A-4	30323048				Actual/360	5.560%	92,666.67	0.00	0.00	N/A	03/07/30	--	20,000,000.00	20,000,000.00	07/07/26
2A-1	30323050	IN	East Boston	MA	Actual/360	6.900%	402,500.00	0.00	0.00	N/A	03/07/30	--	70,000,000.00	70,000,000.00	07/07/26
2A-2	30323051				Actual/360	6.900%	115,000.00	0.00	0.00	N/A	03/07/30	--	20,000,000.00	20,000,000.00	07/07/26
3A-8	30323055	Various Various		Various	Actual/360	5.912%	246,318.63	0.00	0.00	N/A	02/06/30	--	50,000,000.00	50,000,000.00	07/06/26
3A-9	30323056				Actual/360	5.912%	93,601.08	0.00	0.00	N/A	02/06/30	--	19,000,000.00	19,000,000.00	07/06/26
4	30323057	MF	Houston	TX	Actual/360	6.567%	338,838.96	2,500,000.00	0.00	N/A	03/06/30	--	62,500,000.00	60,000,000.00	06/06/26
5A-2	30323058	RT	Brooklyn	NY	Actual/360	6.827%	338,505.42	0.00	0.00	N/A	11/06/29	--	59,500,000.00	59,500,000.00	07/06/26
6	30323059	Various Various		CA	Actual/360	7.519%	335,848.67	0.00	0.00	N/A	01/06/30	--	53,600,000.00	53,600,000.00	07/06/26
7A-1	30323060	MF	South Bend	IN	Actual/360	6.820%	244,383.33	0.00	0.00	N/A	03/01/30	--	43,000,000.00	43,000,000.00	07/01/26
8	30323062	Various Various		NY	Actual/360	6.600%	192,500.00	0.00	0.00	N/A	03/01/30	--	35,000,000.00	35,000,000.00	07/01/26
9	30323063	RT	Stockton	CA	Actual/360	7.488%	218,400.00	0.00	0.00	N/A	02/06/30	--	35,000,000.00	35,000,000.00	07/06/26
10	30323064	RT	Chicago	IL	Actual/360	6.810%	173,087.50	0.00	0.00	N/A	02/06/30	--	30,500,000.00	30,500,000.00	07/06/26
11A-2	30323065	OF	Various	CA	Actual/360	7.413%	185,325.00	0.00	0.00	N/A	01/11/30	--	30,000,000.00	30,000,000.00	07/11/26
12A-1	30323066	MF	Various	Various	Actual/360	7.090%	177,250.00	0.00	0.00	N/A	03/06/30	--	30,000,000.00	30,000,000.00	05/06/26
13A-6-2	30323068				Actual/360	5.500%	2,291.54	0.00	0.00	N/A	01/09/30	--	500,000.00	500,000.00	07/09/26
13A-10	30323069	OF	New York	NY	Actual/360	5.500%	114,576.90	0.00	0.00	N/A	01/09/30	--	25,000,000.00	25,000,000.00	07/09/26
14	30323070	RT	Antioch	CA	Actual/360	6.222%	123,143.75	0.00	0.00	N/A	02/01/30	--	23,750,000.00	23,750,000.00	07/01/26
15	30323071	OF	West Covina	CA	Actual/360	7.307%	144,313.25	0.00	0.00	N/A	03/01/30	--	23,700,000.00	23,700,000.00	07/01/26
16	30323072	MF	Houston	TX	Actual/360	6.580%	122,004.17	0.00	0.00	N/A	02/06/30	--	22,250,000.00	22,250,000.00	07/06/26
17A-3	30322822	RT	Various	Various	Actual/360	6.400%	117,333.33	0.00	0.00	N/A	12/01/29	--	22,000,000.00	22,000,000.00	07/01/26
18	30323073	RT	Palmdale	CA	Actual/360	7.391%	113,944.58	0.00	0.00	N/A	01/06/30	--	18,500,000.00	18,500,000.00	07/06/26
19	30323074	IN	Columbus	IN	Actual/360	7.130%	108,138.33	0.00	0.00	N/A	03/06/30	--	18,200,000.00	18,200,000.00	07/06/26
20	30323075	LO	El Paso	TX	Actual/360	7.480%	89,424.65	0.00	0.00	N/A	03/01/30	--	14,346,200.00	14,346,200.00	07/01/26
21	30323076	MU	Lewes	DE	Actual/360	6.800%	79,333.33	0.00	0.00	N/A	01/01/30	--	14,000,000.00	14,000,000.00	07/01/26
22	30323077	LO	Titusville	FL	Actual/360	7.465%	83,048.13	0.00	0.00	N/A	03/01/30	--	13,350,000.00	13,350,000.00	07/01/26
23	30323078	MH	Various	Various	Actual/360	6.280%	56,520.00	0.00	0.00	N/A	01/01/30	--	10,800,000.00	10,800,000.00	07/01/26
24	30323079	MH	Houston	TX	Actual/360	6.040%	47,816.67	0.00	0.00	N/A	02/01/30	--	9,500,000.00	9,500,000.00	07/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	30323080	LO	Middleburg Heights	OH	Actual/360	6.837%	50,317.78	8,577.47	0.00	N/A	07/01/29	--	8,831,554.24	8,822,976.77	07/01/26
26	30323081	MH	Amarillo	TX	Actual/360	6.430%	47,153.33	0.00	0.00	N/A	01/01/30	--	8,800,000.00	8,800,000.00	07/01/26
27	30323082	OF	New York	NY	Actual/360	7.730%	53,143.75	0.00	0.00	N/A	03/01/30	--	8,250,000.00	8,250,000.00	07/01/26
28	30323083	MF	Brooklyn	NY	Actual/360	6.500%	37,916.67	0.00	0.00	N/A	03/06/30	--	7,000,000.00	7,000,000.00	07/06/26
29	30323084	RT	Sheboygan	WI	Actual/360	6.985%	37,835.42	0.00	0.00	N/A	01/05/30	--	6,500,000.00	6,500,000.00	07/05/26
30	30323085	MF	Bronx	NY	Actual/360	6.730%	35,781.17	0.00	0.00	N/A	03/01/30	--	6,380,000.00	6,380,000.00	07/01/26
31	30323086	MH	Cocoa	FL	Actual/360	6.010%	25,342.17	0.00	0.00	N/A	03/01/30	--	5,060,000.00	5,060,000.00	07/01/26
32	30323087	MH	Erie	PA	Actual/360	6.280%	26,166.67	0.00	0.00	N/A	02/01/30	--	5,000,000.00	5,000,000.00	07/01/26
33	30323088	MU	Brooklyn	NY	Actual/360	6.006%	25,025.00	0.00	0.00	N/A	02/01/30	--	5,000,000.00	5,000,000.00	07/01/26
34	30323089	MF	Bronx	NY	Actual/360	6.910%	25,854.92	0.00	0.00	N/A	03/06/30	--	4,490,000.00	4,490,000.00	07/06/26
35	30323090	IN	Haslet	TX	Actual/360	6.340%	23,193.83	0.00	0.00	N/A	02/01/30	--	4,390,000.00	4,390,000.00	07/01/26
36	30323091	MF	Brooklyn	NY	Actual/360	6.890%	22,966.67	0.00	0.00	N/A	03/01/30	--	4,000,000.00	4,000,000.00	07/01/26
37	30323092	MH	Bonita Springs	FL	Actual/360	6.050%	18,548.29	0.00	0.00	N/A	01/01/30	--	3,679,000.00	3,679,000.00	07/01/26
38	30323093	MF	Bronx	NY	Actual/360	6.920%	20,702.33	0.00	0.00	N/A	03/06/30	--	3,590,000.00	3,590,000.00	07/06/26
39	30323094	MU	New York	NY	Actual/360	6.590%	18,452.00	0.00	0.00	N/A	03/01/30	--	3,360,000.00	3,360,000.00	06/01/26
40	30323095	IN	Alsip	IL	Actual/360	6.480%	17,123.40	0.00	0.00	N/A	03/01/30	--	3,171,000.00	3,171,000.00	07/01/26
Totals							5,179,870.62	2,508,577.47	0.00				934,497,754.24	931,989,176.77
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1	15,559,055.10	2,889,857.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-4	15,559,055.10	2,889,857.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	10,028,962.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2	10,028,962.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-8	74,777,467.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-9	74,777,467.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,557,858.07	0.00	--	--	--	0.00	0.00	341,770.83	341,770.83	0.00	0.00
5A-2	23,537,198.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,180,138.58	496,516.68	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-1	5,849,734.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,654,596.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,851,313.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,525,672.85	3,234,193.01	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-2	16,188,974.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-1	2,835,334.19	0.00	--	--	--	0.00	0.00	176,848.50	360,217.70	0.00	0.00
13A-6-2	345,944,977.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-10	345,944,977.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,214,249.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,022,391.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,700,650.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-3	10,895,920.54	2,808,645.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,948,400.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,180,732.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,485,698.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,291,731.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,411,321.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	773,430.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	784,485.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1,308,726.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	653,693.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	932,377.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	597,085.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	880,782.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	835,453.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	444,329.93	449,086.23	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	427,134.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	424,323.00	95,815.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	466,320.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	348,727.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	237,646.49	103,993.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	236,136.82	277,234.87	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	342,121.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	18,438.00	18,438.00	6,800.85	0.00
40	261,704.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,001,907,322.07	13,245,198.87				0.00	0.00	537,057.33	720,426.53	6,800.85	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
4	30323057	2,500,000.00	Partial Liquidation (Curtailment)	0.00	0.00
Totals		2,500,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/26	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,500,000.00	0	0.00	6.655871%	6.637723%	43
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.655634%	6.637489%	44
05/15/26	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.655636%	6.637491%	45
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.655637%	6.637492%	46
03/17/26	1	62,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.655639%	6.637494%	47
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.655641%	6.637496%	48
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.655642%	6.637497%	49
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.655644%	6.637499%	50
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.655645%	6.637500%	51
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.655646%	6.637501%	52
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.655648%	6.637503%	53
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.655649%	6.637504%	54
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	30323057	06/06/26	0	B	341,770.83	341,770.83	25,797.61	60,000,000.00	02/26/26	9
12A-1	30323066	05/06/26	1	1	176,848.50	360,217.70	8,500.00	30,000,000.00
39	30323094	06/01/26	0	B	18,438.00	18,438.00	6,800.85	3,360,000.00
Totals					537,057.33	720,426.53	41,098.46	93,360,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		8,822,977	8,822,977	0		0
37 - 48 Months		923,166,200	893,166,200	30,000,000		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-26	931,989,177	901,989,177	30,000,000	0	0	0
Jun-26	934,497,754	934,497,754	0	0	0	0
May-26	934,504,614	904,504,614	30,000,000	0	0	0
Apr-26	934,513,104	934,513,104	0	0	0	0
Mar-26	934,519,874	872,019,874	62,500,000	0	0	0
Feb-26	934,531,626	934,531,626	0	0	0	0
Jan-26	934,538,287	934,538,287	0	0	0	0
Dec-25	934,544,910	934,544,910	0	0	0	0
Nov-25	934,553,172	934,553,172	0	0	0	0
Oct-25	934,559,707	934,559,707	0	0	0	0
Sep-25	934,567,885	934,567,885	0	0	0	0
Aug-25	934,574,335	934,574,335	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	30323057	60,000,000.00	60,000,000.00	63,200,000.00	05/12/26	4,411,858.07	1.06000	12/31/25	03/06/30	I/O
Totals		60,000,000.00	60,000,000.00	63,200,000.00		4,411,858.07

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	30323057	MF	TX	02/26/26	9

6/11/2026 - The loan transferred to the Special Servicer on February 26, 2026, due to imminent monetary default after the Borrower communicated it was unable to remit a required principal prepayment. The Loan Agreement requires the

Borrower to remi t a principal prepayment sufficient for the loan to achieve a 1.25x DSCR and an 8.50% Debt Yield by March 15, 2026, if the HFC tax exemption is not granted. The Borrower has advised that recent immigration enforcement activity in the vicinity of the colla teral multifamily property led to a sharp decline in occupancy and cash flow. The property was 89% occupied when the loan was originated in January 2025. The property is currently 76% occupied per the January

2026 rent roll. The Special Servicer is in dis cussions with the sponsor about a potential modification of loan to allow for the principal paydowns to occur over a period of time.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	3,192.29	0.00	13,020.83	0.00	0.00	0.00	0.00	0.00	66.22	0.00	0.00	0.00
17A-3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	24.47	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	12.58	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	16.48	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	35.72	0.00	0.00	0.00
Total	3,192.29	0.00	13,020.83	0.00	0.00	0.00	0.00	0.00	155.47	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		16,368.59

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Supplemental Notes
None

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